Disclosures about Fair Value of Assets and Liabilities - Fair value measurements of assets recognized in balance sheets on recurring basis (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	$ 108,984,597	$ 115,387,823
Fair Value, Measurements, Recurring | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	10,420,076	10,328,880
Fair Value, Measurements, Recurring | Mortgage-backed securities (government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	48,345,655	51,956,481
Fair Value, Measurements, Recurring | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	50,218,866	53,102,462
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities (government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	10,420,076	10,328,880
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mortgage-backed securities (government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	48,345,655	51,956,481
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	50,218,866	53,102,462
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities (government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale